Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2020	December 31, 2019

Building	$-	$1,488,396
Computer equipment	77,611	76,365
Furniture, fixture, and office and medical equipment	262,664	271,009
Leasehold improvements	542,514	665,546
Laboratory equipment	4,058,538	4,029,640
Motor vehicle	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,079,589	8,669,218
Less: accumulated depreciation	2,393,266	1,576,183
Property, plant and equipment, net	$4,686,323	$7,093,035